Disclosure of detailed information about employee retention allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Employee retention allowance, beginning balance	$ 208,153	$ 596,849
Additions		10,396
Change in estimate		(412,549)
Disbursements	(19,547)
Foreign exchange gain	(16,739)	13,457
Employee retention allowance, ending balance	$ 171,867	$ 208,153